Share-based payments - Narrative (Details) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) year shares £ / shares	Dec. 31, 2022 GBP (£) shares £ / shares	Dec. 31, 2021 GBP (£)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total liability arising from cash-settled share-based payments transactions	£ 5	£ 5
Employee share schemes and hedging thereof	621	546	£ 295
Retained earnings
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee share schemes and hedging thereof	£ 497	£ 476	£ 235
Sharesave
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options exercisable (in shares) | shares	44,109,518
Excercisable, weighted average exercise price (in GBP per share) | £ / shares	£ 0.87	£ 1.19
Sharesave | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contractual life | year	3
Expected volatility	34.10%
Risk free interest rate, share options granted	4.60%
Pure dividend yield rates	5.27%
Repo rates	(0.50%)
Sharesave | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contractual life | year	5
Expected volatility	33.12%
Risk free interest rate, share options granted	4.36%
Pure dividend yield rates	5.02%
Repo rates	(0.57%)
Deferred Share Value Plan and Share Value Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options exercisable (in shares) | shares	0	0
Employee benefit and other trusts
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of Barclays shares held (in shares) | shares	19,000,000	14,000,000
Excercisable, weighted average exercise price (in GBP per share) | £ / shares	£ 1.54	£ 1.59
Total market value of the shares held in trust	£ 29	£ 22
Certain share-based payment schemes | Retained earnings | Forward contract | At cost
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee share schemes and hedging thereof	£ 481